Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The following assets and liabilities of the consolidated VIE are included in the accompanying consolidated financial statements of the Company as of December 31, 2017:

December 31, 2017

Current assets	$16,760,444
Non-current assets	36,352,228
Total assets	53,112,672

Current liabilities	(21,695,054)
Non-current liabilities	(2,086,086)
Total liabilities	$(23,781,140)

Property Plant And Equipment Useful Life [Table Text Block]
The estimated useful lives for significant property and equipment are as follows:

Buildings	20 years
Machinery and equipment	5-10 years
Transportation equipment	4 years
Office equipment	4 - 5 years
Electronic equipment	3 years

Schedule of Finite-Lived Intangible Assets [Table Text Block]
The estimated useful lives of the Company’s intangible assets are as follows:
Estimated Useful Life

Goodwill	Indefinite
Licenses and permit	Indefinite
Software	3- 10 years
Land use right	50 years
Patents	10 years

Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]
The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2017		December 31, 2016		December 31, 2015
US$:RMB exchange rate	Period End	$0.1537	Period End	$0.1440	Period End	$0.1541
	Average	$0.1478	Average	$0.1506	Average	$0.1606